NNY
Nuveen New York Municipal Value Fund, Inc.
Portfolio of Investments    May 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 100.3% (100.0% of Total Investments)
	MUNICIPAL BONDS – 100.3% (100.0% of Total Investments)
	Consumer Staples – 4.9% (4.9% of Total Investments)
$1,000	Erie County Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2005A, 5.000%, 6/01/38	7/19 at 100.00	BB+	$999,980
500	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Refunding Series 2006A-2, 5.250%, 6/01/26	6/19 at 100.00	B-	490,950
1,150	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2006A-3, 5.000%, 6/01/35	7/19 at 100.00	B-	1,106,403
	New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Series 2016A-1:
850	5.625%, 6/01/35	No Opt. Call	BBB	911,183
3,060	5.750%, 6/01/43	No Opt. Call	BBB	3,504,037
500	TSASC Inc, New York, Tobacco Settlement Asset-Backed Bonds, Fiscal 2017 Series B, 5.000%, 6/01/25	No Opt. Call	B+	548,715
7,060	Total Consumer Staples			7,561,268
	Education and Civic Organizations – 18.6% (18.5% of Total Investments)
415	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter Schools, Series 2007A, 5.000%, 4/01/37	7/19 at 100.00	B	412,552
750	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Enterprise Charter School Project, Series 2011A, 7.500%, 12/01/40	12/20 at 100.00	B+	774,990
1,250	Build New York City Resource Corporation, New York, Revenue Bonds, City University of New York - Queens College, Q Student Residences, LLC Project, Refunding Series 2014A, 5.000%, 6/01/43	6/24 at 100.00	Aa2	1,405,725
	Build New York City Resource Corporation, New York, Revenue Bonds, South Bronx Charter School for International Cultures and the Arts Project, Series 2013A:
215	5.000%, 4/15/33	4/23 at 100.00	BB+	225,283
310	5.000%, 4/15/43	4/23 at 100.00	BB+	320,645
415	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University, Series 2013A, 5.000%, 7/01/44	7/23 at 100.00	A-	456,973
1,000	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of Technology, Series 2007, 5.250%, 7/01/34 – FGIC Insured	No Opt. Call	Baa2	1,261,020
	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2015A:
235	5.000%, 7/01/31	7/25 at 100.00	Aa3	274,957
265	5.000%, 7/01/33	7/25 at 100.00	Aa3	308,124

NNY	Nuveen New York Municipal Value Fund, Inc. (continued)
Portfolio of Investments May 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Dormitory Authority of the State of New York, Revenue Bonds, Icahn School of Medicine at Mount Sinai, Refunding Series 2015A:
$1,330	5.000%, 7/01/40	7/25 at 100.00	A-	$1,511,944
2,180	5.000%, 7/01/45	7/25 at 100.00	A-	2,481,472
1,955	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2015A, 5.000%, 7/01/45	7/25 at 100.00	A-	2,208,896
760	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2015A, 5.000%, 7/01/35	7/25 at 100.00	Aa2	893,251
2,385	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2016A, 5.000%, 7/01/39	7/26 at 100.00	Aa2	2,835,073
1,000	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2018A, 5.000%, 7/01/40	7/28 at 100.00	Aa2	1,218,680
2,000	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2019A, 5.000%, 7/01/42	7/29 at 100.00	Aa2	2,472,400
280	Dormitory Authority of the State of New York, Revenue Bonds, Saint Joseph's College, Series 2010, 5.250%, 7/01/35	7/20 at 100.00	Ba1	285,062
680	Dormitory Authority of the State of New York, Revenue Bonds, Vaughn College of Aeronautics & Technology, Series 2016A, 5.500%, 12/01/36, 144A	12/26 at 100.00	BB-	741,792
580	Glen Cove Local Economic Assistance Corporation, New York, Revenue Bonds, Garvies Point Public Improvement Project, Capital Appreciation Series 2016C, 0.000%, 1/01/55 (4)	1/34 at 100.00	N/R	530,335
300	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Adelphi University Project, Series 2013, 5.000%, 9/01/43	9/23 at 100.00	A-	332,634
	Monroe County Industrial Development Corporation, New York, Revenue Bonds, St John Fisher College, Series 2011:
1,000	6.000%, 6/01/30	6/21 at 100.00	A-	1,083,120
1,000	6.000%, 6/01/34	6/21 at 100.00	A-	1,083,490
50	New Rochelle Corporation, New York, Local Development Revenue Bonds, Iona College Project, Series 2015A, 5.000%, 7/01/45	7/25 at 100.00	BBB	55,546
	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006:
1,500	5.000%, 1/01/39 – AMBAC Insured	7/19 at 100.00	BBB	1,525,185
1,175	4.750%, 1/01/42 – AMBAC Insured	7/19 at 100.00	BBB	1,192,284
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium Project, Series 2006:
1,610	4.500%, 3/01/39 – FGIC Insured	7/19 at 100.00	Baa1	1,612,109
800	4.750%, 3/01/46 – NPFG Insured	7/19 at 100.00	Baa1	800,960
300	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute, Series 2010A, 5.125%, 9/01/40	9/20 at 100.00	A3	312,006
25,740	Total Education and Civic Organizations			28,616,508
	Financials – 0.9% (0.9% of Total Investments)
1,000	Liberty Development Corporation, New York, Goldman Sachs Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37	No Opt. Call	A	1,364,910

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care – 1.4% (1.4% of Total Investments)
$350	Dormitory Authority of the State of New York, Highland Hospital of Rochester Revenue Bonds, Series 2010, 5.000%, 7/01/26	7/20 at 100.00	A	$361,445
650	Dutchess County Local Development Corporation, New York, Revenue Bonds, Health Quest Systems, Inc Project, Series 2016B, 4.000%, 7/01/41	7/26 at 100.00	A-	691,814
290	Livingston County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Nicholas H Noyes Hospital, Series 2005, 6.000%, 7/01/30	7/19 at 100.00	BB	293,260
250	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Refunding Series 2011, 5.000%, 7/01/28	7/21 at 100.00	A-	267,310
460	Yonkers Industrial Development Agency, New York, Revenue Bonds, St John's Riverside Hospital, Series 2001A, 7.125%, 7/01/31	7/19 at 100.00	B-	456,973
145	Yonkers Industrial Development Agency, New York, Revenue Bonds, St John's Riverside Hospital, Series 2001B, 7.125%, 7/01/31	7/19 at 100.00	B-	144,046
2,145	Total Health Care			2,214,848
	Housing/Multifamily – 0.1% (0.1% of Total Investments)
115	East Syracuse Housing Authority, New York, FHA-Insured Section 8 Assisted Revenue Refunding Bonds, Bennet Project, Series 2001A, 6.700%, 4/01/21	7/19 at 100.00	AA	115,401
	Industrials – 2.0% (2.0% of Total Investments)
425	Build New York City Resource Corporation, New York, Solid Waste Disposal Revenue Bonds, Pratt Paper NY, Inc Project, Series 2014, 5.000%, 1/01/35 (AMT), 144A	1/25 at 100.00	N/R	463,888
2,350	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	2,569,701
2,775	Total Industrials			3,033,589
	Long-Term Care – 0.3% (0.3% of Total Investments)
270	Dormitory Authority of the State of New York, Non-State Supported Debt, Ozanam Hall of Queens Nursing Home Revenue Bonds, Series 2006, 5.000%, 11/01/31	7/19 at 100.00	A2	270,459
225	Yonkers Industrial Development Agency, New York, Civic Facilities Revenue Bonds, Special Needs Facilities Pooled Program Bonds, Series 2008-C1, 5.800%, 7/01/23	7/19 at 100.00	N/R	225,029
495	Total Long-Term Care			495,488
	Tax Obligation/General – 0.8% (0.8% of Total Investments)
1,000	New York City, New York, General Obligation Bonds, Fiscal 2014 Series A-1, 5.000%, 8/01/26	8/23 at 100.00	Aa1	1,140,970
90	New York City, New York, General Obligation Bonds, Fiscal 2017 Series B-1, 5.000%, 12/01/41	12/26 at 100.00	Aa1	106,687
1,090	Total Tax Obligation/General			1,247,657
	Tax Obligation/Limited – 18.3% (18.2% of Total Investments)
1,400	Dormitory Authority of the State of New York, Second General Resolution Consolidated Revenue Bonds, City University System, Series 1993A, 6.000%, 7/01/20	No Opt. Call	AA	1,436,274
2,290	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2012D, 5.000%, 2/15/37	2/22 at 100.00	AA+	2,485,841

NNY	Nuveen New York Municipal Value Fund, Inc. (continued)
Portfolio of Investments May 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$640	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2015B Group A,B&C, 5.000%, 3/15/35	9/25 at 100.00	AA+	$753,830
2,500	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D, 5.000%, 11/15/28	11/25 at 100.00	BB	2,821,775
1,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2018, Series 2017S-3, 5.250%, 7/15/45	7/28 at 100.00	AA	1,231,100
2,500	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2019 Subseries S-1, 5.000%, 7/15/43	7/28 at 100.00	AA	3,008,300
445	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2019 Subseries S-3A, 5.000%, 7/15/36	7/28 at 100.00	AA	543,612
3,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2015S-2, 5.000%, 7/15/40	7/25 at 100.00	AA	3,482,640
1,680	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2013 Series I, 5.000%, 5/01/38	5/23 at 100.00	AAA	1,874,208
1,225	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2014 Series D-1, 5.000%, 2/01/35	2/24 at 100.00	AAA	1,395,924
1,020	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2019 Series A-1, 5.000%, 8/01/38	8/28 at 100.00	AAA	1,244,910
2,450	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2005B, 5.500%, 4/01/20 – AMBAC Insured (UB) (5)	No Opt. Call	AA+	2,533,717
600	New York State Urban Development Corporation, Special Project Revenue Bonds, University Facilities Grants, Series 1995, 5.875%, 1/01/21	No Opt. Call	AA	621,594
647	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1, 5.000%, 7/01/58	7/28 at 100.00	N/R	644,768
	Puerto Rico Urgent Interest Fund Corp (COFINA), National Custodial Taxable Trust Unit, Series 2007A Sr. Bond:
1,107	0.000%, 8/01/43 (6)	No Opt. Call	N/R	912,001
3,362	0.000%, 8/01/43 (6)	No Opt. Call	N/R	2,950,328
250	0.000%, 8/01/44 (6)	No Opt. Call	N/R	219,375
26,116	Total Tax Obligation/Limited			28,160,197
	Transportation – 23.8% (23.8% of Total Investments)
2,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2015D-1, 5.000%, 11/15/30	11/25 at 100.00	AA-	2,967,525
815	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2012E, 5.000%, 11/15/42	11/22 at 100.00	A1	888,472
2,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2014B, 5.250%, 11/15/38	5/24 at 100.00	AA-	2,290,120
5,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2016C-1, 5.000%, 11/15/34	11/26 at 100.00	AA-	5,976,150
1,500	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007, 5.875%, 10/01/46 (7)	7/19 at 101.00	N/R	982,500
660	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade Center Project, Series 2011, 5.000%, 11/15/44	11/21 at 100.00	A+	707,975

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Refunding Series 2016:
$765	5.000%, 8/01/26 (AMT)	8/21 at 100.00	BB	$808,437
2,020	5.000%, 8/01/31 (AMT)	8/21 at 100.00	BB	2,124,252
2,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, Delta Air Lines, Inc - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2018, 5.000%, 1/01/32 (AMT)	1/28 at 100.00	Baa3	2,369,160
2,630	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, 5.000%, 7/01/46 (AMT)	7/24 at 100.00	BBB	2,888,582
5,900	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Eighty-Ninth Series 2015, 5.000%, 5/01/40	5/25 at 100.00	AA-	6,870,904
1,575	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/43	12/23 at 100.00	AA-	1,783,861
1,165	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Eleventh Series 2018, 4.000%, 9/01/43	9/28 at 100.00	AA-	1,287,779
1,160	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/36	12/20 at 100.00	BBB+	1,228,742
225	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eigth Series 2010, 6.500%, 12/01/28	7/19 at 100.00	BBB+	234,866
780	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Subordinate Lien Series 2002E, 5.500%, 11/15/20 – NPFG Insured	No Opt. Call	A+	825,420
2,000	Triborough Bridge and Tunnel Authority, New York, General Revenue Bonds, Refunding Series 2018C, 5.000%, 11/15/37	11/28 at 100.00	AA-	2,473,480
32,695	Total Transportation			36,708,225
	U.S. Guaranteed – 10.4% (10.4% of Total Investments) (8)
1,350	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009, 6.250%, 7/15/40 (Pre-refunded 1/15/20)	1/20 at 100.00	AA+	1,391,297
525	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2010, 5.250%, 7/01/30 (Pre-refunded 7/01/20)	7/20 at 100.00	A-	547,061
2,100	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series 2011A, 6.000%, 7/01/40 (Pre-refunded 7/01/20)	7/20 at 100.00	A-	2,205,000
880	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Molloy College Project, Series 2009, 5.750%, 7/01/39 (Pre-refunded 7/01/19)	7/19 at 100.00	N/R	882,904
400	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A, 5.000%, 5/01/38 (Pre-refunded 5/01/21)	5/21 at 100.00	A-	427,724
1,500	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2009B, 5.000%, 11/15/34 (Pre-refunded 11/15/19)	11/19 at 100.00	AA	1,524,930
2,685	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2012E, 5.000%, 11/15/42 (Pre-refunded 11/15/22)	11/22 at 100.00	A1	3,023,659
1,100	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013E, 5.000%, 11/15/31 (Pre-refunded 11/15/23)	11/23 at 100.00	AA-	1,277,375

NNY	Nuveen New York Municipal Value Fund, Inc. (continued)
Portfolio of Investments May 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (8) (continued)
$3,000	Monroe County Industrial Development Corporation, New York, Revenue Bonds, University of Rochester Project, Series 2011B, 5.000%, 7/01/41 (Pre-refunded 7/01/21)	7/21 at 100.00	AA-	$3,229,050
45	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Refunding Series 2011, 5.000%, 7/01/28 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R	48,339
1,345	Tompkins County Development Corporation, New York, Revenue Bonds, Ithaca College, Series 2011, 5.375%, 7/01/41 (Pre-refunded 1/01/21) – AGM Insured	1/21 at 100.00	N/R	1,429,062
14,930	Total U.S. Guaranteed			15,986,401
	Utilities – 6.7% (6.6% of Total Investments)
1,000	Chautauqua County Industrial Development Agency, New York, Exempt Facility Revenue Bonds, NRG Dunkirk Power Project, Series 2009, 5.875%, 4/01/42	2/20 at 100.00	BBB-	1,023,060
90	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	95,966
135	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A, 5.000%, 9/01/44	9/24 at 100.00	A-	152,244
475	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2017, 5.000%, 9/01/47	9/27 at 100.00	A-	562,167
1,250	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012A, 5.000%, 9/01/37	9/22 at 100.00	A-	1,368,250
400	Niagara Area Development Corporation, New York, Solid Waste Disposal Facility Revenue Refunding Bonds, Covanta Energy Project, Series 2018A, 4.750%, 11/01/42 (AMT), 144A	7/23 at 100.00	B1	412,836
295	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue Cogeneration Partners Facility, Series 1998, 5.500%, 1/01/23 (AMT)	7/19 at 100.00	N/R	295,174
	Utility Debt Securitization Authority, New York, Restructuring Bonds, Series 2013TE:
4,440	5.000%, 12/15/34	12/23 at 100.00	AAA	5,079,848
1,100	5.000%, 12/15/41	12/23 at 100.00	AAA	1,250,777
9,185	Total Utilities			10,240,322
	Water and Sewer – 12.1% (12.1% of Total Investments)
300	Buffalo Municipal Water Finance Authority, New York, Water System Revenue Bonds, Refunding Series 2015A, 5.000%, 7/01/29	7/25 at 100.00	A+	353,418
3,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2018 Series CC-1, 5.000%, 6/15/48	6/27 at 100.00	AA+	3,558,570
1,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2018 Series EE, 5.000%, 6/15/40	12/27 at 100.00	AA+	1,206,890
2,500	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects, Second Resolution, 5.000%, 6/15/40	6/25 at 100.00	AAA	2,909,650
2,100	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects, Second Resolution Subordinated SRF Series 2015A, 5.000%, 6/15/36	6/25 at 100.00	AAA	2,468,256

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$1,000	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects-Second Resolution Bonds,, 5.000%, 6/15/46	6/27 at 100.00	AAA	$1,196,030
4,300	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects-Second Resolution Bonds, Subordinated SRF Series 2017E, 5.000%, 6/15/47	6/27 at 100.00	AAA	5,137,769
1,000	New York State Environmental Facilities Corporation, State Revolving Funds Revenue Bonds, 2010 Master Financing Program, Series 2012B, 5.000%, 2/15/42	2/22 at 100.00	AAA	1,085,050
135	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.000%, 7/01/44	7/19 at 100.00	Ca	135,338
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A:
75	5.500%, 7/01/28	7/22 at 100.00	Ca	75,375
275	5.750%, 7/01/37	7/22 at 100.00	Ca	278,437
225	6.000%, 7/01/47	7/22 at 100.00	Ca	228,375
15,910	Total Water and Sewer			18,633,158
$139,256	Total Long-Term Investments (cost $144,859,258)			154,377,972
	Floating Rate Obligations – (1.2)%			(1,840,000)
	Other Assets Less Liabilities – 0.9%			1,402,517
	Net Asset Applicable to Common Shares – 100%			$153,940,489
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

NNY	Nuveen New York Municipal Value Fund, Inc. (continued)
Portfolio of Investments May 31, 2019
(Unaudited)
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$154,377,972	$ —	$154,377,972

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Effective February 12, 2019, the par value of the original bonds was replaced with taxable and tax exempt Puerto Rico Sales Tax Financing Corporation (commonly known as COFINA) bond units that are collateralized by a bundle of zero and coupon paying bonds. The quantity shown represents units in a trust, which were assigned according to the original bond’s accreted value. These securities do not have a stated coupon interest rate and income will be recognized through accretion of the discount associated with the trust units. The factor at which these units accrete can also decrease, primarily for principal payments generated from coupon payments received or dispositions of the underlying bond collateral. The quantity of units will not change as a result of these principal payments.
(7)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(8)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 3 - Portfolio Securities and Investments in Derivatives. Inverse Floating Rate Securities for more information.